Finance income	12 Months Ended
Mar. 31, 2018
Finance income
Finance income

15. Finance income

	March 31,
	2016	2017	2018
Interest income on :
—Bank deposits	89,131	125,697	74,197
—Others	727	5,061	8,870
Unwinding of discount on other financial assets	5,214	8,400	8,845

Total	95,072	139,158	91,912